Goodwill and Intangible Assets - Changes to Goodwill (FY) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Abstract]
Beginning balance	$ 19,544	$ 19,544	$ 97
Addition from the acquisition of Conductor	793,426		19,447
Ending balance	$ 812,970	19,544	$ 19,544
Impairment charges		$ 0